SEGMENT REPORTING (Schedule of Long-lived Assets, consisting of Property, Plant and Equipment, by Geographical Area) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Segment Reporting Information [Line Items]
Long-lived assets	$ 1,510	$ 3,037
CHINA [Member]
Segment Reporting Information [Line Items]
Long-lived assets	1,100	1,988
Other [Member]
Segment Reporting Information [Line Items]
Long-lived assets	$ 410	$ 1,049